UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3456

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
February 28, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--97.7%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
3/1/07	5.25	100,000,000 a	99,996,528
8/15/07	5.25	50,000,000 a	49,995,565
4/11/08	5.24	100,000,000 a	99,967,574
Federal Home Loan Bank System:
3/1/07	5.14	130,000,000	130,000,000
3/1/07	5.16	470,746,000	470,746,000
7/18/07	5.22	25,000,000 a	24,998,868
Federal Home Loan Mortgage Corp.:
3/6/07	5.26	91,146,000	91,081,058
4/18/07	5.24	75,000,000	74,492,000
7/23/07	5.23	100,000,000	97,960,000
Federal National Mortgage Association:
3/7/07	5.26	45,220,000	45,181,337
5/2/07	5.22	200,000,000	198,245,056
Total U.S. Government Agencies
(cost $1,382,663,986)			1,382,663,986

Repurchase Agreements--2.5%

Barclays Financial LLC
dated 2/28/07, due 3/1/07 in the amount of
$35,005,056 (fully collateralized by $35,070,000
Federal National Mortgage Association, Subordinated
Notes, 5.125%, due 1/2/14, value $35,700,286)
(cost $35,000,000)	5.20	35,000,000	35,000,000
Total Investments (cost $1,417,663,986)		100.2%	1,417,663,986
Liabilities, Less Cash and Receivables		(.2%)	(3,062,300)
Net Assets		100.0%	1,414,601,686
a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
General Treasury Prime Money Market Fund
February 28, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.2%	of Purchase (%)	Amount ($)	Value ($)

3/1/07	4.91	3,008,000	3,008,000
3/8/07	4.92	2,627,000	2,624,506
3/15/07	5.02	14,956,000	14,927,272
3/22/07	5.10	16,379,000	16,331,093
3/29/07	4.92	2,000,000	1,992,432
4/12/07	5.02	3,000,000	2,982,631
4/26/07	5.06	11,000,000	10,914,445
5/10/07	5.07	9,000,000	8,913,375
5/31/07	5.01	7,400,000	7,308,530
6/7/07	4.96	5,000,000	4,934,122
Total Investments (cost $73,936,406)		100.2%	73,936,406
Liabilities, Less Cash and Receivables		(.2%)	(154,625)
Net Assets		100.0%	73,781,781

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25 , 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)